Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		1 Months Ended		12 Months Ended
	Apr. 30, 2020	Nov. 30, 2022	May 31, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value - loss				£ 292		£ 165		£ 189
Dividends				1,054		195	[1]	263	[1]
Capital contribution		£ 1,500		1,465	[2]			1,000	[3]
Additional Tier 1 Instrument
Dividends				202		194		212
Ordinary shares
Dividends				850		0		£ 0
Preference shares
Dividends				£ 0		£ 0
HSBC Trinkaus & Burkhardt AG and HSBC Bank Armenia
Proportion of ownership interest in subsidiary						100.00%
HSBC Trinkaus & Burkhardt GmbH
Proportion of ownership interest in subsidiary	80.67%		99.33%

[1]	The dividends to the parent company includes dividend on ordinary share capital £850m (2021: nil and 2020: nil), coupon payment on additional tier 1 instrument £202m (2021: £194m and 2020: £212m) & dividend on preference share capital nil (2021: nil and 2020: £51m).
[2]	HSBC Holdings plc injected £1.5bn of CET1 capital into HSBC Bank plc during November 2022 which in turn injected into HSBC Continental Europe for funding the acquisition of HSBC Bank Malta plc and HSBC Trinkaus & Burkhardt GmbH.
[3]	HSBC UK Holdings Limited (during 2021, parent company of the bank changed to HSBC Holdings plc) injected £1bn of CET1 capital into HSBC Bank plc during March 2020 to improve the capital base of the group, impacted by Covid-19. There was no new issuance of share capital.